Pay vs Performance Disclosure - USD ($)	1 Months Ended	4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2023	Feb. 16, 2025	Sep. 27, 2025	May 31, 2023	Oct. 01, 2022	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Oct. 01, 2022	Oct. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
Pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, the following information identifies the relationship between executive compensation actually paid, including Principal Executive Officers (“PEOs”), in our case the CEOs, and other non-PEO Named Executive Officers (“NEOs”), and the Company’s financial performance for the past five fiscal years ended September 27, 2025.
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our Named Executive Officers, other than our PEO (“Non-PEO NEOs”), and Company performance for the fiscal years listed below.

	Pay Versus Performance					Value of Initial Fixed $100 Investment
Year	Summary Compensation Table Total for PEO - Horlock(1)	Compensation Actually Paid to PEO – Horlock(1),(2),(3)	Summary Compensation Table Total for PEO – Wyskiel (2025) & Stevenson (2022 – 2023)(1)	Compensation Actually Paid to PEO - Wyskiel (2025) & Stevenson (2022 – 2023)(1),(2),(3)	Average Summary Compensation Table Total for Non- PEOs(1)	Average Compensation Actually Paid to Non- PEOs(1),(2),(3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (Loss) (000s)	Adjusted EBITDA (000s)(5)
2025	6,567,615	5,624,765	3,432,264	4,223,872	2,126,833	2,346,843	481	223	127,720	221,336
2024	4,783,785	7,647,349	—	—	1,381,330	2,385,004	402	154	105,547	182,909
2023	4,456,161	4,139,913	455,711	330,461	2,095,871	2,168,706	177	128	23,812	87,927
2022	656,020	292,271	843,122	845,522	468,660	448,423	69	96	(45,759)	(14,746)
2021	5,424,963	4,269,320	—	—	704,281	624,424	177	147	(289)	35,217

(1)
Philip Horlock was our PEO from February 2015 until he retired October 2021, then he was a Senior Advisor and consultant until January 2023. He then was reappointed PEO May 2023 through February 2025. Matthew Stevenson was our PEO from November 2021 until May 2023. John Wyskiel is our current PEO, who became our PEO in February 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023-2024	2025
Tom Roberts	Razvan Radulescu	Britton Smith	Razvan Radulescu
Trey Jenkins	Ted Scartz	Razvan Radulescu	Ted Scartz
Paul Yousif	Paul Yousif	Ted Scartz

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

PEO	2025
	Horlock	Wyskiel
Summary compensation table (SCT) total for CEO	6,567,615	3,432,264
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(4,588,447)	(1,176,374)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	237,537	1,967,982
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	—	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	4,453,467	—
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	(1,045,407)	—
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	—	—
Compensation Actually Paid to CEO	5,624,765	4,223,872

Non PEO NEOs	2025
Avg. Other NEOs
Summary compensation table (SCT) total for other NEOs	2,126,833
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(593,700)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	1,123,514
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	—
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	(309,804)
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs	2,346,843

(4)
The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 27, 2025: Astec Industries Inc., Commercial Vehicle Group Inc., Douglas Dynamics, Inc., Federal Signal Corp., NFI Group Inc., Rev Group Inc., Thor Industries Inc. and Wabash National Corp. The comparison assumes $100 was invested for the period starting October 3, 2020, through the end of the listed year for the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
As discussed under “Compensation Discussion and Analysis — Management Incentive Plan” above, adjusted EBITDA is one of the corporate financial goals used to determine the Management Incentive Plan payout, and was determined to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs for fiscal 2025.

Company Selected Measure Name							adjusted EBITDA
Named Executive Officers, Footnote
(1)
Philip Horlock was our PEO from February 2015 until he retired October 2021, then he was a Senior Advisor and consultant until January 2023. He then was reappointed PEO May 2023 through February 2025. Matthew Stevenson was our PEO from November 2021 until May 2023. John Wyskiel is our current PEO, who became our PEO in February 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023-2024	2025
Tom Roberts	Razvan Radulescu	Britton Smith	Razvan Radulescu
Trey Jenkins	Ted Scartz	Razvan Radulescu	Ted Scartz
Paul Yousif	Paul Yousif	Ted Scartz

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes a custom peer group, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended September 27, 2025: Astec Industries Inc., Commercial Vehicle Group Inc., Douglas Dynamics, Inc., Federal Signal Corp., NFI Group Inc., Rev Group Inc., Thor Industries Inc. and Wabash National Corp. The comparison assumes $100 was invested for the period starting October 3, 2020, through the end of the listed year for the Company and in the Peer Group, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount								$ 0			$ 0
PEO Actually Paid Compensation Amount								0			0
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

PEO	2025
	Horlock	Wyskiel
Summary compensation table (SCT) total for CEO	6,567,615	3,432,264
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(4,588,447)	(1,176,374)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	237,537	1,967,982
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	—	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	4,453,467	—
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	(1,045,407)	—
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	—	—
Compensation Actually Paid to CEO	5,624,765	4,223,872

Non-PEO NEO Average Total Compensation Amount							$ 2,126,833	1,381,330	$ 2,095,871	$ 468,660	704,281
Non-PEO NEO Average Compensation Actually Paid Amount							$ 2,346,843	2,385,004	2,168,706	448,423	624,424
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards and Option Awards columns set forth in the applicable Summary Compensation Table.

Non PEO NEOs	2025
Avg. Other NEOs
Summary compensation table (SCT) total for other NEOs	2,126,833
- amounts reported in the Summary Compensation Table representing equity award amounts that were based on grant date fair values	(593,700)
+ year-end fair value of equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	1,123,514
+/- change in fair value of equity awards (from the end of the prior fiscal year to the end of the covered fiscal year) granted in prior fiscal years that were outstanding and unvested as of the end of the covered fiscal year	—
+ fair value as of the vesting date for equity awards that were granted and vested in the covered fiscal year	—
+/- change in fair value of equity awards (from the end of the prior fiscal year to the vesting date) granted in prior fiscal years that vest in the covered fiscal year	(309,804)
- fair value as of the end of the prior fiscal year for equity awards that were granted in prior years that forfeited during the covered fiscal year	—
Compensation Actually Paid to Non-PEO NEOs	2,346,843

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted EBITDA during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the Peer Group.

Tabular List, Table
List of Important Financial Performance Measures
The following table lists the most important financial performance measures used to link compensation actually paid to the PEO and Non-PEO NEOs for the fiscal year ended September 27, 2025. The Company’s use of financial measures is described in the Compensation Discussion and Analysis section herein, under “Compensation Program Objectives, Policies and Structure” (and subsections) and “Elements of Total Compensation” (and subsections).

Most Important Performance Measures
1. Adjusted EBITDA

Total Shareholder Return Amount							$ 481	402	177	69	177
Peer Group Total Shareholder Return Amount							223	154	128	96	147
Net Income (Loss)							$ 127,720,000	$ 105,547,000	$ 23,812,000	$ (45,759,000)	$ (289,000)
Company Selected Measure Amount							221,336,000	182,909,000	87,927,000	(14,746,000)	35,217,000
PEO Name	Philip Horlock	Philip Horlock	Philip Horlock	John Wyskiel	Matthew Stevenson	Matthew Stevenson		Philip Horlock			Philip Horlock
Measure:: 1
Pay vs Performance Disclosure
Name							Adjusted EBITDA
Philip Horlock [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 6,567,615	$ 4,783,785	$ 4,456,161	$ 656,020	$ 5,424,963
PEO Actually Paid Compensation Amount							5,624,765	$ 7,647,349	4,139,913	292,271	$ 4,269,320
John Wyskiel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							3,432,264
PEO Actually Paid Compensation Amount							4,223,872
Matthew Stevenson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									455,711	843,122
PEO Actually Paid Compensation Amount									$ 330,461	$ 845,522
PEO | Philip Horlock [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(4,588,447)
PEO | Philip Horlock [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							237,537
PEO | Philip Horlock [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Philip Horlock [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							4,453,467
PEO | Philip Horlock [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,045,407)
PEO | Philip Horlock [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | John Wyskiel [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(1,176,374)
PEO | John Wyskiel [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,967,982
PEO | John Wyskiel [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | John Wyskiel [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | John Wyskiel [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | John Wyskiel [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(593,700)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							1,123,514
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(309,804)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 0